Expense Example, No Redemption - Easterly Income Opportunities Fund	Nov. 07, 2025 USD ($)
Easterly Income Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 364
Expense Example, No Redemption, 3 Years	734
Expense Example, No Redemption, 5 Years	1,151
Expense Example, No Redemption, 10 Years	2,315
Easterly Income Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	243
Expense Example, No Redemption, 3 Years	772
Expense Example, No Redemption, 5 Years	1,351
Expense Example, No Redemption, 10 Years	2,923
Easterly Income Opportunities Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	841
Expense Example, No Redemption, 10 Years	1,889
Easterly Income Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	388
Expense Example, No Redemption, 5 Years	763
Expense Example, No Redemption, 10 Years	$ 1,815